LOANS AND ADVANCES TO FINANCIAL INSTITUTIONS	12 Months Ended
Dec. 31, 2021
LOANS AND ADVANCES TO FINANCIAL INSTITUTIONS

22)       LOANS AND ADVANCES TO FINANCIAL INSTITUTIONS

		R$ thousand
	On December 31, 2021	On December 31, 2020
Repurchase agreements (1)	67,500,239	179,729,419
Loans to financial institutions	15,926,649	11,696,244
Expected credit loss	(72)	(932)
Total	83,426,816	191,424,731
(1)	On December 31, 2021, it included investments in repo operations given in guarantee, in the amount of R$43,869,456 thousand (2020 - R$125,241,658 thousand).